UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Emerging Markets Corporate Bond Fund

Investor Class (TRECX)

This annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Investor Class	$91	0.88%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period amid loosening in financial conditions, including improved market access and the approach of the end of the sovereign default cycle.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified, particularly among higher-yielding telecom names. Additionally, the fund’s positioning in the industrial sector was helpful, driven by petrochemical names in Mexico and Brazil.

  Against the style-specific index, security selection in the transport sector dragged on performance as an airport operator in Hong Kong and a railway operator in Georgia delivered losses over the period. Positioning in the real estate sector also held back relative results, driven by an underweight to Singapore and China amid increased Chinese government stimulus.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength after a run of strong performance in the sector.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,111	10,201	10,236
2015	10,281	10,167	10,370
2015	9,844	9,993	10,085
2015	9,933	10,118	10,130
2016	10,400	10,629	10,523
2016	10,840	11,162	10,920
2016	11,253	11,613	11,255
2016	11,052	11,146	11,107
2017	11,386	11,576	11,438
2017	11,636	11,836	11,664
2017	11,943	12,148	11,910
2017	12,032	12,289	11,991
2018	11,868	12,074	11,856
2018	11,595	11,646	11,647
2018	11,866	11,915	11,799
2018	11,840	11,765	11,794
2019	12,479	12,583	12,401
2019	12,896	13,096	12,835
2019	13,127	13,293	13,048
2019	13,379	13,534	13,337
2020	11,595	11,723	11,981
2020	13,079	13,160	13,316
2020	13,513	13,465	13,682
2020	14,300	14,246	14,289
2021	14,136	13,599	14,174
2021	14,389	14,151	14,471
2021	14,367	14,052	14,507
2021	14,063	13,990	14,418
2022	13,063	12,588	13,147
2022	12,055	11,149	12,408
2022	11,640	10,639	12,081
2022	12,329	11,502	12,650
2023	12,473	11,716	12,933
2023	12,626	11,972	13,111
2023	12,568	11,705	13,078
2023	13,243	12,778	13,800
2024	13,564	13,038	14,119
2024	13,719	13,077	14,330
2024	14,382	13,882	14,973
2024	14,214	13,613	14,852

202501-4140694, 202502-4108434

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Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Corporate Bond Fund (Investor Class)	7.34%	1.22%	3.58%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	6.54	0.12	3.13
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	7.63	2.18	4.03

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$248,697
  Number of Portfolio Holdings196
  Investment Advisory Fees Paid (000s)$1,580
  Portfolio Turnover Rate80.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Brazil	7.4%
China	7.0
Indonesia	6.9
United Arab Emirates	5.8
Saudi Arabia	4.8
Philippines	4.7
India	4.5
Chile	4.1
Mexico	3.9
Other	50.9

Top Ten Holdings (as a % of Net Assets)

Axian Telecom	1.5%
Teva Pharmaceutical Finance Netherlands III	1.5
Ecopetrol	1.5
First Abu Dhabi Bank	1.5
Akbank TAS	1.4
Bank Negara Indonesia Persero	1.4
Bangkok Bank	1.4
Zhongsheng Group Holdings	1.4
BBVA Bancomer	1.2
Standard Chartered	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Corporate Bond Fund

Investor Class (TRECX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Emerging Markets Corporate Bond Fund

Advisor Class (PACEX)

This annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Advisor Class	$120	1.16%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period amid loosening in financial conditions, including improved market access and the approach of the end of the sovereign default cycle.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified, particularly among higher-yielding telecom names. Additionally, the fund’s positioning in the industrial sector was helpful, driven by petrochemical names in Mexico and Brazil.

  Against the style-specific index, security selection in the transport sector dragged on performance as an airport operator in Hong Kong and a railway operator in Georgia delivered losses over the period. Positioning in the real estate sector also held back relative results, driven by an underweight to Singapore and China amid increased Chinese government stimulus.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength after a run of strong performance in the sector.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,119	10,201	10,236
2015	10,286	10,167	10,370
2015	9,846	9,993	10,085
2015	9,933	10,118	10,130
2016	10,399	10,629	10,523
2016	10,825	11,162	10,920
2016	11,245	11,613	11,255
2016	11,031	11,146	11,107
2017	11,362	11,576	11,438
2017	11,619	11,836	11,664
2017	11,912	12,148	11,910
2017	12,009	12,289	11,991
2018	11,831	12,074	11,856
2018	11,566	11,646	11,647
2018	11,822	11,915	11,799
2018	11,790	11,765	11,794
2019	12,418	12,583	12,401
2019	12,825	13,096	12,835
2019	13,045	13,293	13,048
2019	13,299	13,534	13,337
2020	11,517	11,723	11,981
2020	12,981	13,160	13,316
2020	13,403	13,465	13,682
2020	14,173	14,246	14,289
2021	14,002	13,599	14,174
2021	14,242	14,151	14,471
2021	14,211	14,052	14,507
2021	13,886	13,990	14,418
2022	12,889	12,588	13,147
2022	11,912	11,149	12,408
2022	11,481	10,639	12,081
2022	12,152	11,502	12,650
2023	12,287	11,716	12,933
2023	12,429	11,972	13,111
2023	12,364	11,705	13,078
2023	13,019	12,778	13,800
2024	13,326	13,038	14,119
2024	13,468	13,077	14,330
2024	14,109	13,882	14,973
2024	13,935	13,613	14,852

202501-4140694, 202502-4108434

F295-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Corporate Bond Fund (Advisor Class)	7.04%	0.94%	3.37%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	6.54	0.12	3.13
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	7.63	2.18	4.03

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$248,697
  Number of Portfolio Holdings196
  Investment Advisory Fees Paid (000s)$1,580
  Portfolio Turnover Rate80.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Brazil	7.4%
China	7.0
Indonesia	6.9
United Arab Emirates	5.8
Saudi Arabia	4.8
Philippines	4.7
India	4.5
Chile	4.1
Mexico	3.9
Other	50.9

Top Ten Holdings (as a % of Net Assets)

Axian Telecom	1.5%
Teva Pharmaceutical Finance Netherlands III	1.5
Ecopetrol	1.5
First Abu Dhabi Bank	1.5
Akbank TAS	1.4
Bank Negara Indonesia Persero	1.4
Bangkok Bank	1.4
Zhongsheng Group Holdings	1.4
BBVA Bancomer	1.2
Standard Chartered	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Corporate Bond Fund

Advisor Class (PACEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Emerging Markets Corporate Bond Fund

I Class (TECIX)

This annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - I Class	$78	0.75%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period amid loosening in financial conditions, including improved market access and the approach of the end of the sovereign default cycle.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified, particularly among higher-yielding telecom names. Additionally, the fund’s positioning in the industrial sector was helpful, driven by petrochemical names in Mexico and Brazil.

  Against the style-specific index, security selection in the transport sector dragged on performance as an airport operator in Hong Kong and a railway operator in Georgia delivered losses over the period. Positioning in the real estate sector also held back relative results, driven by an underweight to Singapore and China amid increased Chinese government stimulus.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength after a run of strong performance in the sector.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
12/31/15	500,119	500,250	500,266
3/31/16	524,063	525,468	519,716
6/30/16	546,646	551,822	539,290
9/30/16	567,874	574,122	555,862
12/31/16	558,172	551,033	548,552
3/31/17	575,466	572,335	564,860
6/30/17	588,583	585,161	576,019
9/30/17	604,592	600,576	588,189
12/31/17	609,554	607,542	592,197
3/31/18	601,729	596,943	585,539
6/30/18	588,300	575,790	575,191
9/30/18	602,526	589,054	582,695
12/31/18	601,510	581,661	582,446
3/31/19	634,189	622,102	612,451
6/30/19	655,610	647,461	633,896
9/30/19	668,157	657,204	644,409
12/31/19	680,623	669,117	658,675
3/31/20	590,689	579,576	591,686
6/30/20	666,418	650,645	657,631
9/30/20	688,775	665,710	675,684
12/31/20	728,453	704,301	705,658
3/31/21	720,360	672,333	700,006
6/30/21	734,165	699,619	714,676
9/30/21	733,320	694,724	716,458
12/31/21	717,364	691,656	712,076
3/31/22	666,580	622,343	649,287
6/30/22	616,069	551,185	612,806
9/30/22	594,384	526,011	596,626
12/31/22	629,799	568,657	624,759
3/31/23	637,990	579,249	638,737
6/30/23	646,042	591,908	647,517
9/30/23	642,583	578,691	645,863
12/31/23	678,042	631,728	681,517
3/31/24	693,967	644,586	697,310
6/30/24	702,114	646,540	707,732
9/30/24	736,296	686,329	739,442
12/31/24	728,749	673,018	733,498

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Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Emerging Markets Corporate Bond Fund (I Class)	7.48%	1.38%	4.26%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	6.54	0.12	3.34
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	7.63	2.18	4.33

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$248,697
  Number of Portfolio Holdings196
  Investment Advisory Fees Paid (000s)$1,580
  Portfolio Turnover Rate80.3%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Brazil	7.4%
China	7.0
Indonesia	6.9
United Arab Emirates	5.8
Saudi Arabia	4.8
Philippines	4.7
India	4.5
Chile	4.1
Mexico	3.9
Other	50.9

Top Ten Holdings (as a % of Net Assets)

Axian Telecom	1.5%
Teva Pharmaceutical Finance Netherlands III	1.5
Ecopetrol	1.5
First Abu Dhabi Bank	1.5
Akbank TAS	1.4
Bank Negara Indonesia Persero	1.4
Bangkok Bank	1.4
Zhongsheng Group Holdings	1.4
BBVA Bancomer	1.2
Standard Chartered	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Corporate Bond Fund

I Class (TECIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$39,999	$40,833
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRECX Emerging Markets
Corporate Bond Fund
PACEX Emerging Markets
Corporate Bond Fund–
.
Advisor Class
TECIX Emerging Markets
Corporate Bond Fund–
.
I Class

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9.01 $ 8.81 $ 10.49 $ 11.05 $ 10.80
Investment activities
Net investment income
(1)(2)
0.50 0.43 0.38 0.38 0.45
Net realized and unrealized
gain/loss 0.15 0.20 (1.67) (0.56) 0.26
Total from investment
activities 0.65 0.63 (1.29) (0.18) 0.71
Distributions
Net investment income (0.50) (0.43) (0.39) (0.38) (0.46)
NET ASSET VALUE
End of period $ 9.16 $ 9.01 $ 8.81 $ 10.49 $ 11.05
Ratios/Supplemental Data
Total return
(2)(3)
7.34% 7.41% (12.32)% (1.66)% 6.88%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.06% 1.03% 0.99% 1.00% 1.06%
Net expenses after
waivers/payments by Price
Associates 0.88% 0.89% 0.88% 0.95% 0.97%
Net investment income 5.45% 4.90% 4.13% 3.47% 4.29%
Portfolio turnover rate 80.3% 46.3% 41.2% 69.3% 79.3%
Net assets, end of period (in
thousands) $84,693 $90,472 $95,609 $216,473 $141,609
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9.01 $ 8.81 $ 10.48 $ 11.05 $ 10.80
Investment activities
Net investment income
(1)(2)
0.48 0.41 0.35 0.35 0.42
Net realized and unrealized
gain/loss 0.14 0.20 (1.66) (0.57) 0.25
Total from investment
activities 0.62 0.61 (1.31) (0.22) 0.67
Distributions
Net investment income (0.47) (0.41) (0.36) (0.35) (0.42)
NET ASSET VALUE
End of period $ 9.16 $ 9.01 $ 8.81 $ 10.48 $ 11.05
Ratios/Supplemental Data
Total return
(2)(3)
7.04% 7.13% (12.49)% (2.02)% 6.57%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.67% 1.61% 1.36% 1.46% 1.50%
Net expenses after
waivers/payments by Price
Associates 1.16% 1.17% 1.16% 1.22% 1.25%
Net investment income 5.21% 4.62% 3.75% 3.24% 4.06%
Portfolio turnover rate 80.3% 46.3% 41.2% 69.3% 79.3%
Net assets, end of period (in
thousands) $490 $136 $195 $650 $248
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9.02 $ 8.81 $ 10.49 $ 11.05 $ 10.80
Investment activities
Net investment income
(1)(2)
0.51 0.44 0.39 0.39 0.46
Net realized and unrealized
gain/loss 0.15 0.21 (1.67) (0.55) 0.26
Total from investment
activities 0.66 0.65 (1.28) (0.16) 0.72
Distributions
Net investment income (0.51) (0.44) (0.40) (0.40) (0.47)
NET ASSET VALUE
End of period $ 9.17 $ 9.02 $ 8.81 $ 10.49 $ 11.05
Ratios/Supplemental Data
Total return
(2)(3)
7.48% 7.66% (12.21)% (1.52)% 7.03%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.86% 0.83% 0.79% 0.82% 0.90%
Net expenses after
waivers/payments by Price
Associates 0.75% 0.75% 0.75% 0.80% 0.83%
Net investment income 5.57% 5.02% 4.24% 3.63% 4.41%
Portfolio turnover rate 80.3% 46.3% 41.2% 69.3% 79.3%
Net assets, end of period (in
thousands) $163,514 $228,938 $302,915 $652,673 $357,765
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
December 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.5%
Government Bonds 0.5%
Republic of Angola, 8.00%, 11/26/29 (USD)  1,275,000 1,143
Total Angola (Cost $1,165) 1,143
ARGENTINA 1.4%
Corporate Bonds 1.1%
Telecom Argentina, 8.00%, 7/18/26 (USD)  317,000 326
Telecom Argentina, 9.50%, 7/18/31 (USD) (1) 1,075,000 1,106
YPF, 9.50%, 1/17/31 (USD)  700,000 749
YPF, STEP, 9.00%, 2/12/26 (USD)  519,231 526
2,707
Government Bonds 0.3%
Republic of Argentina, 1.00%, 7/9/29 (USD)  1,070,000 872
872
Total Argentina (Cost $3,437) 3,579
AUSTRALIA 0.6%
Corporate Bonds 0.6%
AngloGold Ashanti Holdings, 3.375%, 11/1/28 (USD)  1,585,000 1,458
Total Australia (Cost $1,365) 1,458
BERMUDA 0.0%
Common Stocks 0.0%
Digicel International, Class A, Acquisition date: 1/30/24,
Cost $68 (USD) (2)(3)(4) 60,783 68
Total Bermuda (Cost $68) 68
BRAZIL 7.4%
Corporate Bonds 7.4%
Aegea Finance, 6.75%, 5/20/29 (USD) (1) 1,279,000 1,246
Azul Secured Finance, 11.93%, 8/28/28, (11.93% PIK)
(USD) (1)(5) 632,526 639
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  427,000 362
Cosan Overseas, 8.25% (USD) (6) 2,975,000 2,975
CSN Resources, 4.625%, 6/10/31 (USD) (1) 550,000 428

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CSN Resources, 8.875%, 12/5/30 (USD)  1,450,000 1,445
FS Luxembourg, 8.875%, 2/12/31 (USD)  1,440,000 1,462
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 655,000 589
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  605,000 544
LD Celulose International, 7.95%, 1/26/32 (USD) (1) 660,000 662
LD Celulose International, 7.95%, 1/26/32 (USD)  820,000 823
Minerva Luxembourg, 8.875%, 9/13/33 (USD) (1) 1,175,000 1,220
Nexa Resources, 6.75%, 4/9/34 (USD) (1) 1,240,000 1,264
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 745,000 737
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 520,000 513
Rumo Luxembourg, 5.25%, 1/10/28 (USD)  1,300,000 1,266
Samarco Mineracao, 9.00%, 6/30/31, (9.00% PIK) (USD) (5) 491,056 481
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 825,000 776
Sitios Latinoamerica, 5.375%, 4/4/32 (USD)  1,105,000 1,040
Total Brazil (Cost $18,628) 18,472
CHILE 4.1%
Corporate Bonds 4.1%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(7) 2,210,000 2,240
Agrosuper, 4.60%, 1/20/32 (USD) (1) 1,445,000 1,294
Banco de Credito e Inversiones, VR, 7.50% (USD) (1)(6)(7) 1,625,000 1,586
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 795,000 779
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD) (1) 2,115,000 1,881
Sociedad Quimica y Minera de Chile, 5.50%, 9/10/34
(USD) (1) 1,625,000 1,542
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 914,000 810
Total Chile (Cost $10,335) 10,132
CHINA 7.0%
Convertible Bonds 2.0%
Alibaba Group Holding, 0.50%, 6/1/31 (USD) (1) 600,000 642
H World Group, 3.00%, 5/1/26 (USD)  886,000 943
NIO, 3.875%, 10/15/29 (USD)  484,000 364
PDD Holdings, Zero Coupon, 12/1/25 (USD)  691,000 666
Trip.com Group, 0.75%, 6/15/29 (USD) (1) 327,000 403
ZTO Express Cayman, 1.50%, 9/1/27 (USD)  2,050,000 2,027
5,045

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 5.0%
Alibaba Group Holding, 5.625%, 11/26/54 (USD) (1) 500,000 486
Country Garden Holdings, 5.125%, 1/17/25 (USD) (3)(8) 1,850,000 192
GLP China Holdings, 2.95%, 3/29/26 (USD)  1,500,000 1,355
Health & Happiness International Holdings, 7.50%, 3/26/27  1,000,000 133
Health & Happiness International Holdings, 13.50%, 6/26/26
(USD)  1,650,000 1,759
Kaisa Group Holdings, 11.25%, 4/9/22 (USD) (3)(8) 1,000,000 62
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (3)(8) 5,275,000 330
Meituan, 4.625%, 10/2/29 (USD) (1) 1,320,000 1,277
Prosus, 4.193%, 1/19/32 (USD)  2,550,000 2,276
Tencent Holdings, 3.84%, 4/22/51 (USD)  965,000 717
Vanke Real Estate Hong Kong, 3.975%, 11/9/27 (USD)  761,000 383
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  3,500,000 3,396
12,366
Total China (Cost $22,030) 17,411
COLOMBIA 2.9%
Corporate Bonds 2.9%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 1,240,000 1,228
Ecopetrol, 4.625%, 11/2/31 (USD)  1,670,000 1,386
Ecopetrol, 8.375%, 1/19/36 (USD)  870,000 840
Ecopetrol, 8.875%, 1/13/33 (USD)  1,400,000 1,428
Geopark, 5.50%, 1/17/27 (USD) (1) 2,330,000 2,237
Total Colombia (Cost $7,053) 7,119
CYPRUS 0.5%
Corporate Bonds 0.5%
ASG Finance Designated Activity, 9.75%, 5/15/29 (USD) (1) 1,150,000 1,158
Total Cyprus (Cost $1,150) 1,158
DOMINICAN REPUBLIC 0.5%
Corporate Bonds 0.5%
Aeropuertos Dominicanos Siglo XXI, 7.00%, 6/30/34
(USD) (1) 1,110,000 1,134
Total Dominican Republic (Cost $1,110) 1,134

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  1,325,000 1,167
Total Egypt (Cost $1,169) 1,167
EL SALVADOR 0.5%
Government Bonds 0.5%
Republic of El Salvador, 8.25%, 4/10/32 (USD)  1,200,000 1,220
Total El Salvador (Cost $1,189) 1,220
GEORGIA 1.0%
Corporate Bonds 1.0%
Bank of Georgia, VR, 9.50% (USD) (6)(7) 1,300,000 1,273
Georgian Railway, 4.00%, 6/17/28 (USD) (1) 1,087,000 952
Georgian Railway, 4.00%, 6/17/28 (USD)  290,000 254
Total Georgia (Cost $2,647) 2,479
GHANA 1.2%
Corporate Bonds 1.2%
Kosmos Energy, 7.50%, 3/1/28 (USD)  934,000 885
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 2,240,000 2,113
Total Ghana (Cost $3,124) 2,998
HONG KONG 1.3%
Corporate Bonds 0.7%
HKT Capital No. 6, 3.00%, 1/18/32 (USD)  1,800,000 1,546
NWD Finance BVI, VR, 5.25% (USD) (6)(7) 540,000 243
1,789
Government Bonds 0.6%
Airport Authority, 2.625%, 2/4/51 (USD)  2,200,000 1,415
1,415
Total Hong Kong (Cost $3,682) 3,204

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 0.7%
Corporate Bonds 0.7%
OTP Bank, VR, 8.75%, 5/15/33 (USD) (7) 1,570,000 1,650
Total Hungary (Cost $1,649) 1,650
INDIA 4.5%
Corporate Bonds 4.5%
Adani International Container Terminal, 3.00%, 2/16/31
(USD)  2,199,500 1,812
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  1,485,000 1,451
Greenko Power II, 4.30%, 12/13/28 (USD)  1,377,750 1,299
HDFC Bank, 5.686%, 3/2/26 (USD)  1,750,000 1,763
IRB Infrastructure Developers, 7.11%, 3/11/32 (USD)  2,000,000 2,026
Reliance Industries, 6.25%, 10/19/40 (USD)  1,655,000 1,727
Vedanta Resources Finance II, 9.25%, 4/23/26 (USD)  920,000 924
Vedanta Resources Finance II, 10.25%, 6/3/28 (USD) (1) 300,000 306
Total India (Cost $11,640) 11,308
INDONESIA 6.9%
Corporate Bonds 6.9%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  3,590,000 3,506
Freeport Indonesia, 6.20%, 4/14/52 (USD)  900,000 891
Indofood CBP Sukses Makmur, 4.745%, 6/9/51 (USD)  1,900,000 1,559
Krakatau Posco, 6.375%, 6/11/27 (USD)  1,330,000 1,335
Medco Oak Tree Pte., 7.375%, 5/14/26 (USD)  890,000 907
Minejesa Capital, 4.625%, 8/10/30 (USD)  1,891,120 1,828
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,040,000 968
Pakuwon Jati, 4.875%, 4/29/28 (USD)  2,670,000 2,584
PT Tower Bersama Infrastructure, 2.80%, 5/2/27 (USD)  1,200,000 1,138
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33
(USD)  2,458,500 2,488
Total Indonesia (Cost $17,096) 17,204
ISRAEL 2.1%
Corporate Bonds 2.1%
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 1,640,167 1,628
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27
(USD)  1,040,000 1,015

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  1,400,000 1,428
Teva Pharmaceutical Finance Netherlands III, 7.875%,
9/15/29 (USD)  1,145,000 1,231
Total Israel (Cost $5,309) 5,302
JAMAICA 0.4%
Corporate Bonds 0.4%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (1) 890,000 895
Total Jamaica (Cost $890) 895
JERSEY 1.1%
Corporate Bonds 1.1%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 2,675,000 2,628
Total Jersey (Cost $2,675) 2,628
KAZAKHSTAN 1.2%
Corporate Bonds 1.2%
KazMunayGas National, 5.75%, 4/19/47 (USD)  1,870,000 1,618
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  1,501,000 1,277
Total Kazakhstan (Cost $2,994) 2,895
KUWAIT 1.1%
Corporate Bonds 1.1%
MEGlobal, 4.25%, 11/3/26 (USD)  2,710,000 2,652
Total Kuwait (Cost $2,823) 2,652
MACAO 3.3%
Convertible Bonds 0.3%
Wynn Macau, 4.50%, 3/7/29 (USD) (1) 650,000 651
651
Corporate Bonds 3.0%
MGM China Holdings, 5.875%, 5/15/26 (USD)  1,300,000 1,298
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 1,310,000 1,329
Sands China, 3.80%, 1/8/26 (USD)  2,790,000 2,738
Studio City Finance, 5.00%, 1/15/29 (USD)  1,230,000 1,114

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Wynn Macau, 5.125%, 12/15/29 (USD)  1,200,000 1,114
7,593
Total Macao (Cost $8,156) 8,244
MALAYSIA 0.1%
Corporate Bonds 0.1%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  527,000 345
Total Malaysia (Cost $394) 345
MAURITIUS 1.5%
Corporate Bonds 1.5%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 3,410,000 3,420
Axian Telecom, 7.375%, 2/16/27 (USD)  400,000 401
Total Mauritius (Cost $3,800) 3,821
MEXICO 3.9%
Bank Loans 0.5% (9)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
9.222%, 9/5/29 (USD) (2) 1,350,000 1,343
1,343
Corporate Bonds 3.1%
Banco Mercantil del Norte, VR, 8.375% (USD) (1)(6)(7) 1,550,000 1,548
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(7) 920,000 874
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(7) 2,125,000 2,169
Industrias Penoles, 5.65%, 9/12/49 (USD)  860,000 752
Metalsa, 3.75%, 5/4/31 (USD) (1) 292,000 235
Metalsa, 3.75%, 5/4/31 (USD)  1,340,000 1,078
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  1,380,000 1,166
7,822
Government Bonds 0.3%
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  970,000 668
668
Total Mexico (Cost $10,142) 9,833

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MOROCCO 0.5%
Corporate Bonds 0.5%
OCP, 7.50%, 5/2/54 (USD) (1) 1,240,000 1,260
Total Morocco (Cost $1,208) 1,260
NETHERLANDS 0.9%
Corporate Bonds 0.9%
VEON Holdings, 3.375%, 11/25/27 (USD)  920,000 808
VEON Holdings, 4.00%, 4/9/25 (USD)  1,380,000 1,366
Total Netherlands (Cost $2,181) 2,174
PANAMA 1.3%
Corporate Bonds 1.3%
Aeropuerto Internacional de Tocumen, 5.125%, 8/11/61
(USD) (1) 1,295,000 940
C&W Senior Finance, 6.875%, 9/15/27 (USD) (1) 779,000 773
Sable International Finance, 7.125%, 10/15/32 (USD) (1) 1,620,000 1,590
Total Panama (Cost $3,361) 3,303
PERU 2.3%
Corporate Bonds 2.3%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (7) 1,030,000 1,011
Cia de Minas Buenaventura, 5.50%, 7/23/26 (USD)  1,890,000 1,890
Minsur, 4.50%, 10/28/31 (USD)  826,000 733
Niagara Energy, 5.746%, 10/3/34 (USD) (1) 840,000 815
Petroleos del Peru, 5.625%, 6/19/47 (USD)  2,075,000 1,332
Total Peru (Cost $5,989) 5,781
PHILIPPINES 4.7%
Corporate Bonds 4.7%
Bank of the Philippine Islands, 5.25%, 3/26/29 (USD)  2,950,000 2,959
Globe Telecom, 2.50%, 7/23/30 (USD)  620,000 538
Globe Telecom, 3.00%, 7/23/35 (USD)  1,225,000 971
ICTSI Treasury, 3.50%, 11/16/31 (USD)  205,000 183
International Container Terminal Services, 4.75%, 6/17/30
(USD)  1,860,000 1,824
Manila Water, 4.375%, 7/30/30 (USD)  2,775,000 2,647

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SMIC SG Holdings, 5.375%, 7/24/29 (USD)  2,550,000 2,536
Total Philippines (Cost $12,176) 11,658
POLAND 0.5%
Corporate Bonds 0.5%
mBank, VR, 8.375%, 9/11/27 (EUR) (7) 1,200,000 1,337
Total Poland (Cost $1,370) 1,337
QATAR 1.9%
Corporate Bonds 1.9%
Commercial Bank, VR, 4.50% (USD) (6)(7) 1,429,000 1,395
Ooredoo International Finance, 4.625%, 10/10/34 (USD) (1) 1,210,000 1,157
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 1,585,000 1,173
Qatar Energy, 3.125%, 7/12/41 (USD)  1,500,000 1,110
Total Qatar (Cost $5,651) 4,835
ROMANIA 0.8%
Corporate Bonds 0.8%
Banca Transilvania, VR, 7.25%, 12/7/28 (EUR) (7) 250,000 281
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (7) 1,668,000 1,830
Total Romania (Cost $2,130) 2,111
SAUDI ARABIA 4.8%
Corporate Bonds 3.9%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)  1,974,098 1,945
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  3,375,000 2,892
Gaci First Investment, 5.125%, 2/14/53 (USD)  1,725,000 1,446
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (1) 1,680,000 1,660
NCB Tier 1 Sukuk, VR, 3.50% (USD) (6)(7) 1,076,000 1,029
Saudi Electricity Global Sukuk, 5.06%, 4/8/43 (USD)  672,000 629
9,601
Government Bonds 0.9%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 1,575,000 1,351
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  1,100,000 944
2,295
Total Saudi Arabia (Cost $12,799) 11,896

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.9%
Corporate Bonds 0.9%
DBS Group Holdings, VR, 3.30% (USD) (6)(7) 2,350,000 2,329
Total Singapore (Cost $2,260) 2,329
SOUTH AFRICA 1.1%
Convertible Bonds 0.7%
Sasol Financing USA, 4.50%, 11/8/27 (USD)  1,800,000 1,636
1,636
Corporate Bonds 0.4%
Transnet, 8.25%, 2/6/28 (USD)  980,000 1,000
1,000
Total South Africa (Cost $2,637) 2,636
SOUTH KOREA 2.7%
Convertible Bonds 1.1%
L&F, 2.50%, 4/26/30 (USD)  1,000,000 655
LG Chem, 1.25%, 7/18/28 (USD)  2,000,000 1,951
2,606
Corporate Bonds 1.6%
Hyundai Assan Otomotiv Sanayi ve Ticaret, 1.625%, 7/12/26
(USD)  1,147,000 1,090
Shinhan Bank, 5.75%, 4/15/34 (USD)  1,550,000 1,545
SK Hynix, 6.25%, 1/17/26 (USD) (1) 1,400,000 1,418
4,053
Total South Korea (Cost $6,679) 6,659
TANZANIA 1.0%
Corporate Bonds 1.0%
HTA Group, 7.50%, 6/4/29 (USD) (1) 2,470,000 2,517
Total Tanzania (Cost $2,459) 2,517

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 1.8%
Corporate Bonds 1.8%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(7) 2,380,000 2,159
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (7) 1,450,000 1,315
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  1,550,000 942
Total Thailand (Cost $4,892) 4,416
TÜRKIYE 3.7%
Corporate Bonds 3.7%
Akbank TAS, 7.498%, 1/20/30 (USD) (1) 1,075,000 1,089
Akbank TAS, VR, 9.369% (USD) (1)(6)(7) 2,390,000 2,435
Coca-Cola Icecek, 50.50%, 4/28/25  27,600,000 761
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve Kuzey
Cevre Otoyolu Yatirim Ve I, 7.536%, 10/31/27 (USD)  1,300,000 1,308
Limak Cimento Sanayi ve Ticaret, 9.75%, 7/25/29 (USD) (1) 750,000 740
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD) (1) 1,205,000 1,249
Yapi ve Kredi Bankasi, 7.125%, 10/10/29 (USD) (1) 1,640,000 1,642
Total Türkiye (Cost $9,245) 9,224
UKRAINE 0.5%
Corporate Bonds 0.5%
Kernel Holding, 6.75%, 10/27/27 (USD)  1,430,000 1,305
Total Ukraine (Cost $1,190) 1,305
UNITED ARAB EMIRATES 5.8%
Corporate Bonds 5.8%
Abu Dhabi National Energy, 4.00%, 10/3/49 (USD)  1,350,000 1,057
Adnoc Murban Rsc, 4.25%, 9/11/29 (USD) (1) 760,000 735
Adnoc Murban Rsc, 5.125%, 9/11/54 (USD) (1) 870,000 786
DP World, 5.25%, 12/24/29 (USD)  2,030,000 2,043
DP World, 5.625%, 9/25/48 (USD)  866,000 821
Emirates NBD Bank, VR, 4.25% (USD) (6)(7) 1,623,000 1,558
First Abu Dhabi Bank, VR, 5.804%, 1/16/35 (USD) (7) 1,150,000 1,157
First Abu Dhabi Bank, VR, 6.32%, 4/4/34 (USD) (7) 2,390,000 2,452
Galaxy Pipeline Assets Bidco, 2.94%, 9/30/40 (USD)  1,349,610 1,069
MAF Global Securities, VR, 7.875% (USD) (6)(7) 1,850,000 1,910
Sobha Sukuk, 8.75%, 7/17/28 (USD)  860,000 880
Total United Arab Emirates (Cost $14,545) 14,468

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 1.2%
Corporate Bonds 1.2%
Standard Chartered, VR, 3.265%, 2/18/36 (USD) (7) 1,475,000 1,268
Standard Chartered, VR, 4.30% (USD) (6)(7) 1,945,000 1,734
Total United Kingdom (Cost $2,939) 3,002
UNITED STATES 1.4%
Convertible Bonds 0.8%
Citigroup Global Markets Holdings, Series 1299, Zero
Coupon, 2/26/26 (HKD)  16,000,000 1,976
1,976
Corporate Bonds 0.6%
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,758,000 1,585
1,585
Total United States (Cost $3,702) 3,561
UZBEKISTAN 1.5%
Corporate Bonds 1.5%
Ipoteka-Bank ATIB, 5.50%, 11/19/25 (USD)  2,300,000 2,267
Jscb Agrobank, 9.25%, 10/2/29 (USD) (1) 1,360,000 1,391
Total Uzbekistan (Cost $3,661) 3,658
VIETNAM 0.8%
Corporate Bonds 0.8%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 365,976 352
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,635,457 1,573
Total Vietnam (Cost $1,996) 1,925

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 4.53% (10)(11) 5,472,043 5,472
Total Short-Term Investments (Cost $5,472) 5,472
Total Investments in Securities
98.5% of Net Assets
(Cost $254,262) $ 245,046
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $75,442 and represents 30.3% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $68 and represents 0.0% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Perpetual security with no stated maturity date.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Seven-day yield
(11) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
HKD Hong Kong Dollar
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 3/14/25 USD 47 CNH 330 $ 1
Deutsche Bank 2/21/25 USD 4,793 EUR 4,525 95
HSBC Bank 3/14/25 USD 24 CNH 168 1
State Street 2/21/25 EUR 1,302 USD 1,376 (24)
UBS Investment Bank 3/14/25 USD 71 CNH 502 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ 76

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 24 Euro BOBL contracts 3/25 (2,930) $ 35
Long, 117 U.S. Treasury Notes ten year contracts 3/25 12,724 (189)
Short, 32 Ultra U.S. Treasury Bonds contracts 3/25 (3,805) 220
Net payments (receipts) of variation margin to date (78)
Variation margin receivable (payable) on open futures contracts $ (12)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ —# $ — $ 270+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 5,354  ¤  ¤ $ 5,472^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $270 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,472.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $254,262) $ 245,046
Interest receivable 3,756
Cash 246
Cash deposits on futures contracts 160
Unrealized gain on forward currency exchange contracts 100
Foreign currency (cost $25) 25
Receivable for shares sold 22
Due from affiliates 2
Other assets 36
Total assets 249,393
Liabilities
Payable for shares redeemed 410
Investment management fees payable 148
Unrealized loss on forward currency exchange contracts 24
Variation margin payable on futures contracts 12
Other liabilities 102
Total liabilities 696
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 248,697

T. ROWE PRICE Emerging Markets Corporate Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (162,721)
Paid-in capital applicable to 27,128,792 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized
411,418
NET ASSETS $ 248,697
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $84,693; Shares outstanding: 9,245,556) $ 9.16
Advisor Class
(Net assets: $490; Shares outstanding: 53,477) $ 9.16
I Class
(Net assets: $163,514; Shares outstanding: 17,829,759) $ 9.17

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
.
  Interest $ 17,404
Dividend 270
Total income 17,674
Expenses
Investment management 1,942
Shareholder servicing
Investor Class $ 182
Advisor Class 2
I Class 47 231
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 17
I Class 11 28
Custody and accounting 230
Registration 68
Legal and audit 46
Directors 1
Miscellaneous 23
Waived / paid by Price Associates (362)
Total expenses 2,208
Net investment income 15,466

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (12,841)
Futures (58)
Swaps (10)
Forward currency exchange contracts 214
Foreign currency transactions 12
Net realized loss (12,683)
Change in net unrealized gain / loss
Securities 17,424
Futures (21)
Swaps (14)
Forward currency exchange contracts 160
Other assets and liabilities denominated in foreign currencies (17)
Change in net unrealized gain / loss 17,532
Net realized and unrealized gain / loss 4,849
INCREASE IN NET ASSETS FROM OPERATIONS $ 20,315

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 15,466 $ 18,315
Net realized loss (12,683) (25,301)
Change in net unrealized gain / loss 17,532 32,047
Increase in net assets from operations 20,315 25,061
Distributions to shareholders
Net earnings
Investor Class (4,672) (4,683)
Advisor Class (17) (7)
I Class (10,766) (13,700)
Decrease in net assets from distributions (15,455) (18,390)
Capital share transactions
*
Shares sold
Investor Class 19,130 31,606
Advisor Class 409 50
I Class 28,824 38,314
Distributions reinvested
Investor Class 4,601 4,599
Advisor Class 17 7
I Class 10,518 13,431
Shares redeemed
Investor Class (30,883) (43,222)
Advisor Class (75) (121)
I Class (108,250) (130,508)
Decrease in net assets from capital share
transactions (75,709) (85,844)

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Decrease during period (70,849) (79,173)
Beginning of period 319,546 398,719
End of period $ 248,697 $ 319,546
*Share information (000s)
Shares sold
Investor Class 2,096 3,567
Advisor Class 44 6
I Class 3,158 4,335
Distributions reinvested
Investor Class 503 522
Advisor Class 2 1
I Class 1,150 1,523
Shares redeemed
Investor Class (3,389) (4,907)
Advisor Class (8) (14)
I Class (11,859) (14,846)
Decrease in shares outstanding (8,303) (9,813)

T. ROWE PRICE Emerging Markets Corporate Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Corporate Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high current income and, secondarily, capital appreciation. The fund has three classes of shares: the Emerging Markets Corporate Bond Fund
(Investor Class), the Emerging Markets Corporate Bond Fund–Advisor Class
(Advisor Class) and the Emerging Markets Corporate Bond Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Emerging Markets Corporate Bond Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Emerging Markets Corporate Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 238,163 $ — $ 238,163
Bank Loans — — 1,343 1,343
Common Stocks — — 68 68
Short-Term Investments 5,472 — — 5,472
Total Securities 5,472 238,163 1,411 245,046
Forward Currency Exchange
Contracts — 100 — 100
Futures Contracts* 255 — — 255
Total $ 5,727 $ 238,263 $ 1,411 $ 245,401
Liabilities
Forward Currency Exchange
Contracts $ — $ 24 $ — $ 24
Futures Contracts* 189 — — 189
Total $ 189 $ 24 $ — $ 213
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 255
Foreign exchange derivatives Forwards 100
*
Total $ 355
*
Liabilities
Interest rate derivatives Futures $ 189
Foreign exchange derivatives Forwards 24
Total $ 213
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (58) $ — $ — $ (58)
Foreign exchange derivatives — 214 — 214
Credit derivatives — — (10) (10)
Total $ (58) $ 214 $ (10) $ 146

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (21) $ — $ — $ (21)
Foreign exchange derivatives — 160 — 160
Credit derivatives — — (14) (14)
Total $ (21) $ 160 $ (14) $ 125

T. ROWE PRICE Emerging Markets Corporate Bond Fund

in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31,
2024, cash of $160,000 had been posted by the fund for exchange-traded and/
or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of

T. ROWE PRICE Emerging Markets Corporate Bond Fund

the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 3% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and
7% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery

T. ROWE PRICE Emerging Markets Corporate Bond Fund

of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $217,742,000 and
$296,290,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses.
The tax character of distributions paid for the periods presented was as follows:

T. ROWE PRICE Emerging Markets Corporate Bond Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 15,455 $ 18,390
($000s)
Cost of investments $ 255,103
Unrealized appreciation $ 2,491
Unrealized depreciation (12,562)
Net unrealized appreciation (depreciation) $ (10,071)
($000s)
Undistributed ordinary income $ 88
Net unrealized appreciation (depreciation) (10,071)
Loss carryforwards and deferrals (152,738)
Total distributable earnings (loss) $ (162,721)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.41%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Emerging Markets Corporate Bond Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,043,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $122,000 for Price Associates; $115,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.88% 1.16% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(151) $(1) $(210)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Emerging Markets Corporate Bond Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Corporate
Bond Fund (one of the funds constituting T. Rowe Price International Funds,
Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December
31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31,
2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December
31, 2024 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $14,227,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F193-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025